Total
CHAMPLAIN EMERGING MARKETS FUND
FUND FEES AND EXPENSES
1. In the "Fund Fees and Expenses" summary section: a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

EXAMPLE
b) The "Example" table is hereby deleted and replaced with the following: